Shareholder Report, Average Annual Return (Details) DFC9_Dimensional VA U.S. Targeted Value Portfolio_Institutional_TSR Annual {Institutional}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional VA U.S. Targeted Value Portfolio – Institutional
Average Annual Return, Percent	[1]	5.66%	18.28%	10.05%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.81%	16.74%	14.08%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		9.87%	13.85%	8.66%

[1]
1	The Fund has adopted the performance of the Tax-Managed U.S. Targeted Value Portfolio (the predecessor mutual fund) as the result of a reorganization of the predecessor mutual fund into the Fund, which was consummated after the close of business on June 11, 2021. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor mutual fund. Returns of the Fund will be different from the returns of the predecessor mutual fund as they have different expenses. The Fund’s shares were first listed for trading on NYSE Arca, Inc. on June 14, 2021.